Auditor's remuneration (Tables)	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Auditors' Remuneration

	2019	2018	2017
	US$M	US$M	US$M

Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	4.033	3.909	3.381
Audit of subsidiaries, joint ventures and associates	5.275	13.902	7.040
Audit-related assurance services	4.089	4.039	3.597
Other assurance services	0.594	1.343	1.849

Total assurance services	13.991	23.193	15.867

Fees payable to the Group’s auditors for other services
Other services relating to corporate finance	0.055	0.104	0.042
All other services	0.482	0.553	0.589

Total other services	0.537	0.657	0.631

Total fees	14.528	23.850	16.498